Fair Value Measurement (Details 6) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Initial cost basis	$ 6,094,712	$ 6,094,712
Upward adjustments	2,653,407	1,017,468
Downward adjustments (including impairment)
Total carrying value at the end of the period	$ 8,748,119	$ 7,112,180